Debt - Additional Information (Details) - USD ($)								3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 14, 2023	Dec. 13, 2023	Nov. 16, 2023	Oct. 03, 2023	Sep. 13, 2023	Jul. 19, 2022	Mar. 21, 2022	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 21, 2022	Sep. 30, 2022
Debt Instrument [Line Items]
Aggregate principal amount	$ 3,500,000
Loss on extinguishment of debt								$ (527,980)	$ 0		$ 0	$ 56,653
7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share													$ 10
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Aggregate principal amount								500,000
Debt discount upon issuance	200,000										200,000
2022 Convertible Notes [Member]
Debt Instrument [Line Items]
Interest expense									151,624		1,063,093
Debt related commitement fees and debt issuance costs									116,907		875,034
Interest expense debt									34,717		188,059
Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount	1,800,000										1,766,000
Interest expense											0
Yorkville Convertible Note [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 2,000,000
Debt instrument, interest rate	0.00%
Debt instrument, maturity date	Jun. 14, 2024
Yorkville Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount								3,064,000			$ 1,766,000
Interest expense								$ 0
Yorkville Convertible Notes [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	0.00%
Debt instrument, maturity date	Jun. 14, 2024
Alco [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 2,101,744	$ 2,000,000
Debt instrument, interest rate							15.00%
Debt instrument, conversion percentage							85.00%
Debt instrument, convertible terms							The outstanding principal and interest under the Old Alco Note was, at the Holder’s election, either (i) effective upon the closing of an Equity Financing (as defined in the agreement), to be converted into shares of the same series of preferred stock of the Company issued to other investors in the Equity Financing (the “Equity Financing Securities”) at a conversion price equal to 85% of the price per share of Equity Financing Securities paid by the other investors in the Equity Financing, with any resulting fraction of a share rounded to the nearest whole share (with 0.5 being rounded up) (the “Conversion Option”) or (ii) immediately prior to the closing of an Equity Financing, become due and payable in cash.
Debt discount upon issuance												151,000
Interest expense debt												124,621
Contractual interest												100,274
Amortization of discount												$ 24,347
Effective interest rate percentage												20.00%
Loss on extinguishment of debt						$ 56,653
Alco Manson Ward and D N X [Member]
Debt Instrument [Line Items]
Aggregate principal amount														$ 4,200,538
Series A Preferred Stock [Member] | Alco [Member]
Debt Instrument [Line Items]
Equity percentage owned percentage							5.00%				5.00%	5.00%
Series A Preferred Stock [Member] | Minimum [Member] | DNX [Member]
Debt Instrument [Line Items]
Equity percentage owned percentage										5.00%	5.00%	5.00%		5.00%
Class A Common Stock [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,500,000
Class A Common Stock [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Conversion of stock, shares converted								788,211
Alco September Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, end											Sep. 30, 2024
Alco September Promissory Note [Member] | Alco October Share Transfer Agreement [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share					$ 10
Debt conversion, description											for each $10.00 in principal borrowed under the Alco September Promissory Note, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share
Number of shares issued upon conversion of promissory note					150,000
Alco September Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 1,500,000
Equity percentage owned percentage											10.00%
Debt instrument, interest rate					8.00%
Debt instrument, maturity date					Jan. 10, 2024
Debt discount upon issuance					$ 638,808
Interest expense								$ 91,563			$ 478,815
Debt related commitement fees and debt issuance costs								61,645			448,240
Principal amount outstanding								1,500,000			1,500,000
Accrued interest outstanding								60,493			30,575
Interest expense debt								29,918			30,575
Debt issuance costs					$ 8,588
Debt instrument, maturity date					Sep. 30, 2024
Alco September Promissory Note [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Percentage of discount lack of marketability		9.00%	11.50%	11.50%	12.50%
Alco September Promissory Note [Member] | Class A Common Stock [Member] | Alco October Share Transfer Agreement [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Number of shares issued upon conversion of promissory note					1
Alco September Promissory Note [Member] | Class B Common Stock [Member] | Alco October Share Transfer Agreement [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Instrument [Line Items]
Number of shares forfeited upon conversion of promissory note					1
Alco November Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate			8.00%
Debt instrument, maturity date			Apr. 13, 2024
Debt instrument unamortized debt issuance costs gross			$ 363,905
Interest expense								248,285			94,005
Debt related commitement fees and debt issuance costs								233,326			86,608
Principal amount outstanding								750,000			750,000
Accrued interest outstanding								22,356			7,397
Interest expense debt								14,959			7,397
Alco November Promissory Note [Member] | Maximum [Member] | Alco [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 750,000
Alco December Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate		8.00%
Debt instrument, maturity date		Dec. 31, 2024
Debt instrument unamortized debt issuance costs gross		$ 1,496,252						232,216
Interest expense											39,087
Debt related commitement fees and debt issuance costs								192,326			31,197
Principal amount outstanding								2,000,000			2,000,000
Accrued interest outstanding								47,780			7,890
Interest expense debt								39,890			$ 7,890
Alco December Promissory Note [Member] | Maximum [Member] | Alco [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 2,000,000
Nonrelated Party [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 3,346,232
Debt instrument, interest rate										8.00%	8.00%	8.00%
Debt instrument, conversion percentage										80.00%
Debt instrument, convertible terms										The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.	The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement).	The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement).
Interest expense								$ 451,399	537,878		$ 2,631,060	$ 1,651,141
Conversion of stock, shares converted	529,867
Numerator used for obtaining conversion price										$ 50,000,000
Nonrelated Party [Member] | Additional Subordinated Convertible Notes 2022 [Member]
Debt Instrument [Line Items]
Debt instrument unamortized debt issuance costs incurred during the period											$ 559,390	548,871
Nonrelated Party [Member] | Additional Subordinated Convertible Notes 2022 [Member] | Bifurcated Derivative Portion [Member]
Debt Instrument [Line Items]
Debt instrument unamortized debt issuance costs incurred during the period												541,223
Nonrelated Party [Member] | Additional Subordinated Convertible Notes 2022 [Member] | Debt Portion [Member]
Debt Instrument [Line Items]
Debt instrument unamortized debt issuance costs incurred during the period												$ 7,648
Related Party Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 7,271,368
Debt instrument, interest rate										8.00%	8.00%	8.00%
Debt instrument, conversion percentage										80.00%
Debt instrument, convertible terms										The Related Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.
Debt discount upon issuance									707,000		$ 1,126,451	$ 1,311,025
Interest expense									383,284		2,307,013
Debt related commitement fees and debt issuance costs									292,862		1,842,942
Interest expense debt									$ 90,422		$ 464,071
Conversion of stock, shares converted	1,146,435
Numerator used for obtaining conversion price										$ 50,000,000
Bifurcated derivative												1,292,777
Debt issuance costs												$ 18,248
Related Party Convertible Notes [Member] | Alco Manson Ward D N X And William Bryant [Member]
Debt Instrument [Line Items]
Aggregate principal amount										$ 2,583,000